PROVISIONS AND CONTINGENT LIABILITIES - Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	$ 12,691,198	$ 11,624,914
Under 1 month
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	826,699	757,658
Greater than 1 month and up to 3 months
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	3,778,824	1,286,137
Greater than 3 months and up to 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	5,609,521	5,695,172
Greater than 1 year and up to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	1,489,899	3,660,806
Greater than 3 years and up to 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	450,875	134,611
Greater than 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	$ 535,380	$ 90,530